Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2020
Assets pledged and collateral	Assets pledged
end of	2020	2019
CHF million
Total assets pledged or assigned as collateral	144,355	121,800
of which encumbered	71,471	59,013
Prior period has been corrected.

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2020	2019
CHF million
Fair value of collateral received with the right to sell or repledge	413,154	412,765
of which sold or repledged	184,837	185,935

Schedule of Other Assets Pledged and Collateral
Other information
end of	2020	2019
CHF million
Swiss National Bank required minimum liquidity reserves	2,092	2,059
Other restricted cash, securities and receivables [1]	5,065	5,310
1
Includes cash, securities and receivables recorded on the Group’s consolidated balance sheets and restricted under Swiss or foreign regulations for financial institutions; excludes restricted cash, securities and receivables held on behalf of clients which are not recorded on the Group’s consolidated balance sheet. Prior periods have been adjusted to conform to the current presentation.

Bank
Assets pledged and collateral	Assets pledged
end of	2020	2019
CHF million
Total assets pledged or assigned as collateral	144,355	121,800
of which encumbered	71,471	59,013
Prior period has been corrected.

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2020	2019
CHF million
Fair value of collateral received with the right to sell or repledge	413,154	412,765
of which sold or repledged	184,837	185,935

Schedule of Other Assets Pledged and Collateral
Other information
end of	2020	2019
CHF million
Swiss National Bank required minimum liquidity reserves	2,092	2,059
Other restricted cash, securities and receivables [1]	4,441	4,703
1
Includes cash, securities and receivables recorded on the Group’s consolidated balance sheets and restricted under Swiss or foreign regulations for financial institutions; excludes restricted cash, securities and receivables held on behalf of clients which are not recorded on the Group’s consolidated balance sheet. Prior periods have been adjusted to conform to the current presentation.